Notes Payable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Notes Payable (Tables)
Schedule of notes payable
	September 30, 2021	December 31, 2020
Unsecured notes
(a) Notes payable-in default	$1,639,000	$1,699,000
(b) Notes payable issued by BST-in default	310,000	475,000
(c) Note payable-PPP loans	177,000	313,000
(d) Note payable-EID loan	150,000	150,000

Secured notes payable
(e) Notes payable-in default	29,000	128,000
Total notes payable principal outstanding	2,305,000	2,765,000
Debt discount	-	(52,000)
Less current portion of notes payable, net of discount	(1,978,000)	(2,250,000)
Long term notes payable	$327,000	$463,000

	December 31, 2020	December 31, 2019
Unsecured notes
(a) Notes payable- $1,639,000 in default	$1,699,000	$1,639,000
(b) Notes payable issued by BST-in default	475,000	475,000
(c) Note payable-PPP loan	313,000	-
(d) Note payable-EID loan	150,000	-

Secured notes payable
(e) Notes payable - $32,000 in default at December 31, 2020	128,000	272,000
Total notes payable principal outstanding	2,765,000	2,386,000
Debt discount	(52,000)	-
Less current portion of notes payable, net of discount	(2,250,000)	(2,238,000)
Long term notes payable	$463,000	$148,000